Borrowings - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest payable	£ 445,000,000	£ 229,000,000
Borrowings	49,450,000,000	19,495,000,000
Borrowings subject to fair value hedges, Increase in amortised cost	208,000,000	295,000,000
Borrowing amounts secured on group assets	159,000,000	26,000,000
Finance leases secured on group assets	20,000,000	26,000,000
Finance leases	22,000,000	26,000,000
Undrawn committed borrowing facilities	5,400,000,000	3,212,000,000
Within 12 months
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,423,000,000	3,007,000,000
Finance leases	10,000,000	10,000,000
Undrawn committed borrowing facilities	2,400,000,000	0
Between One and Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Finance leases	12,000,000	16,000,000
Between Three and Four Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,913,000,000	1,577,000,000
Undrawn committed borrowing facilities	3,000,000,000
Between Four and Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	6,857,000,000	1,925,000,000
Undrawn committed borrowing facilities		3,000,000,000
At Fair Value
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	50,449,000,000	20,592,000,000
At Fair Value | Quoted Market Prices | Level 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	43,780,000,000	19,126,000,000
At Fair Value | Discounted Cash Flow | Level 2
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	6,669,000,000	1,466,000,000
Borrowings Subject to Fair Value Hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 6,690,000,000	£ 7,157,000,000
Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate basis	USD LIBOR plus a margin ranging between 19 and 38 basis points and EURIBOR plus a margin ranging between 10 and 24 basis points (2016: USD LIBOR plus a margin ranging between 22 and 77 basis points and EURIBOR plus a margin ranging between 20 and 29 basis points
USD LIBOR | Bottom of Range | Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjustment to interest rate basis	0.19%	0.22%
USD LIBOR | Top of Range | Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjustment to interest rate basis	0.38%	0.77%
EURIBOR | Bottom of Range | Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjustment to interest rate basis	0.10%	0.20%
EURIBOR | Top of Range | Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjustment to interest rate basis	0.24%	0.29%